Trade Accounts Payable	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Trade Accounts Payable
17.	TRADE ACCOUNTS PAYABLE
See accounting policy in Note 2.3.3.

	12.31.2023	12.31.2022
Foreign suppliers	420.4	355.5
Domestic suppliers	175.7	162.6
Risk partners	190.9	221.4

	787.0	739.5